UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.68%
Administrative and Support Services - 1.55%
OpenTable, Inc. (a)	100,000	10,635,000
Air Transportation - 3.21%
JetBlue Airways Corp. (a)	1,056,000	6,621,120
United Continental Holdings, Inc. (a)	319,000	7,333,810
US Airways Group, Inc. (a)(c)	934,000	8,135,140
		22,090,070
Automobiles & Components - 0.67%
Fuji Heavy Industries Ltd. (b)	720,000	4,639,577
Beverage and Tobacco Product Manufacturing - 1.15%
Anheuser-Busch InBev NV - ADR	138,000	7,889,460
Chemical Manufacturing - 2.32%
BASF SE (b)	63,500	5,492,199
EI du Pont de Nemours & Co. (c)	190,000	10,444,300
		15,936,499
Clothing and Clothing Accessories Stores - 0.73%
Fast Retailing Co. (b)	40,000	5,006,011
Computer and Electronic Product Manufacturing - 1.92%
Activision Blizzard, Inc. (a)(c)	752,000	8,249,440
Infineon Technologies AG (b)	485,000	4,972,896
		13,222,336
Construction of Buildings - 3.51%
DR Horton, Inc.	470,000	5,475,500
Hovnanian Enterprises, Inc. (a)	938,000	3,311,140
KB Home	470,000	5,846,800
Standard Pacific Corp. (a)	431,000	1,607,630
Toll Brothers, Inc. (a)	400,000	7,908,000
		24,149,070
Couriers and Messengers - 1.50%
FedEx Corp.	110,000	10,290,500
Credit Intermediation and Related Activities - 1.31%
KeyCorp (c)	1,014,000	9,004,320
Data Processing, Hosting & Related Services - 1.66%
Google, Inc. (a)(c)	19,500	11,431,095
Data Processing, Hosting and Related Services - 1.78%
Ciena Corp. (a)	470,000	12,201,200
Electrical Equipment, Appliance, and Component Manufacturing - 2.01%
Corning, Inc.	277,000	5,714,510
Whirlpool Corp.	95,000	8,109,200
		13,823,710
Food and Beverage Stores - 1.37%
Whole Foods Market, Inc. (c)	143,000	9,423,700
Food Manufacturing - 1.08%
HJ Heinz Co. (c)	152,000	7,420,640
Food Services and Drinking Places - 1.55%
McDonald's Corp.	140,000	10,652,600
Forestry and Logging - 1.28%
Weyerhaeuser Co. (c)	358,000	8,806,800
General Merchandise Stores - 2.94%
Costco Wholesale Corp. (c)	153,000	11,217,960
Wal-Mart de Mexico SAB de CV (a)(b)	2,995,000	8,988,437
		20,206,397
Insurance Carriers and Related Activities - 1.43%
MetLife, Inc.	219,000	9,795,870
Machinery Manufacturing - 8.82%
Alfa Laval AB (b)	170,000	3,692,549
Baker Hughes, Inc. (c)	111,000	8,150,730
Cummins, Inc.	63,000	6,906,060
Deere & Co. (c)	74,000	7,169,860
Gardner Denver, Inc.	100,000	7,803,000
General Electric Co. (c)	500,000	10,025,000
Sandvik AB (b)	210,000	3,962,515
WW Grainger, Inc. (c)	94,000	12,941,920
		60,651,634
Management of Companies and Enterprises - 1.46%
Huntington Bancshares, Inc. (c)	1,509,000	10,019,760
Motion Picture and Sound Recording Industries - 1.76%
Walt Disney Co. (c)	280,000	12,065,200
Nonstore Retailers - 2.60%
Amazon.com, Inc. (a)(c)	60,500	10,897,865
eBay, Inc. (a)	224,000	6,952,960

			17,850,825
Oil and Gas Extraction - 1.34%
BASF SE - ADR		19,500	1,692,600
Continental Resources, Inc. (a)		105,500	7,540,085
			9,232,685
Other Information Services - 1.58%
Baidu, Inc. - ADR (a)(c)		79,000	10,886,990
Petroleum and Coal Products Manufacturing - 3.94%
ConocoPhillips		94,500	7,546,770
Sunoco, Inc. (c)		245,000	11,169,550
Valero Energy Corp.		281,000	8,379,420
			27,095,740
Primary Metal Manufacturing - 1.17%
Carpenter Technology Corp.		188,000	8,029,480
Professional, Scientific, and Technical Services - 1.68%
International Business Machines Corp. (c)		71,000	11,577,970
Publishing Industries (except Internet) - 3.34%
Intuit, Inc. (a)(c)		127,000	6,743,700
News Corp.		537,000	9,429,720
SAP AG - ADR		111,000	6,810,960
			22,984,380
Rail Transportation - 3.34%
Norfolk Southern Corp.		155,000	10,736,850
Union Pacific Corp.		124,000	12,192,920
			22,929,770
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.72%
KKR Financial Holdings LLC		503,000	4,924,370
Shariah Capital, Inc. (d)		19,600	0
			4,924,370
Support Activities for Transportation - 1.35%
CH Robinson Worldwide, Inc. (c)		125,000	9,266,250
Telecommunications - 1.08%
AT&T, Inc.		243,000	7,435,800
Transportation Equipment Manufacturing - 6.35%
Boeing Co.		88,000	6,505,840
Daimler AG (a)(b)		71,300	5,047,327
Daimler AG (b)		28,000	1,978,118
Eaton Corp.		138,000	7,650,720
Ford Motor Company (a)(c)		622,000	9,274,020
Honda Motor Co., Ltd. - ADR		40,000	1,500,400
MAN SE (b)		29,000	3,616,678
Rockwell Collins, Inc.		125,000	8,103,750
			43,676,853
Truck Transportation - 3.01%
JB Hunt Transport Services, Inc.		135,000	6,131,700
Landstar System, Inc.		148,500	6,783,480
Old Dominion Freight Line, Inc. (a)(c)		222,000	7,789,980
			20,705,160
Water Transportation - 0.17%
DryShips, Inc. (a)(b)		231,000	1,143,450
TOTAL COMMON STOCKS (Cost $466,642,525)			527,101,172

EXCHANGE TRADED FUNDS - 10.77%
iShares Dow Jones U.S. Home Construction Index Fund		391,000	5,176,840
iShares MSCI Mexico Investable Market Index Fund (c)		147,000	9,238,950
SPDR S&P Homebuilders ETF		356,300	6,488,223
iShares Barclays 20+ Year Treasury Bond Fund (a)		577,000	53,153,240
TOTAL EXCHANGE TRADED FUNDS (Cost $71,895,826)			74,057,253

PURCHASED OPTIONS - 0.15%
PowerShares DB U.S. Dollar Index Bullish Fund
Expiration: June, 2011, Exercise Price: $22.00		33,000	1,023,000
TOTAL PURCHASED OPTIONS (Cost $1,531,517)			1,023,000

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 10.68%
AIM STIT - Treasury Portfolio		73,395,048	73,395,048
TOTAL SHORT-TERM INVESTMENTS (Cost $73,395,048)			73,395,048

Total Investments (Cost $613,464,916) - 98.28%			675,576,473
Other Assets in Excess of Liabilities - 1.72%			11,803,774
TOTAL NET ASSETS - 100.00%			$687,380,247

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security
(c)		All or a portion of this security is pledged as collateral for short postions.
(d)	The Adviser has determined this security to be illiquid.

The cost basis of investments for federal income tax purposes at March 31, 2011.
was as follows*:

Cost of investments	$613,464,916
Gross unrealized appreciation on investments	72,380,533
Gross unrealized appreciation on short positions	2,183,818
Gross unrealized appreciation on options	1,185
Gross unrealized depreciation on investments	(9,760,459)
Gross unrealized depreciation on short positions	(5,870,534)
Gross unrealized depreciation on options	(509,702)
Net unrealized appreciation	$58,424,841

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$527,101,172	$-	$0	$527,101,172
Exchange Traded Funds	74,057,253	-	-	74,057,253
Total Equity	601,158,425	-	0	601,158,425

Derivative
Purchased Options	1,023,000	-	-	1,023,000
Total Derivative	1,023,000	-	-	1,023,000

Short-Term Investments	73,395,048	-	-	73,395,048

Total Investments in Securities	$675,576,473	$-	0	$675,576,473

Short Sales	$169,016,097	$-	$-	$169,016,097

There were no transfers into and out of Level 1 and Level 2 securities during the period ended March 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities*
Balance as of December 31, 2010	$25,480
Acquisition/Purchase	-
Sales	-
Realized Gain	-
Change in unrealized appreciation (depreciation)	$(25,480)
	$-
* Reconciliation represents the Fund's investment in Shariah Captial, Inc.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
	Fair Value
Purchased Options	$1,023,000

The Effect of Derivative Instruments on income for the period January 1, 2011 through March 31, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2011
as hedging instruments	through
	March 31, 2011
Purchased Options	$(1,341,780)
Total	$(1,341,780)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2011
as hedging instruments	through
	March 31, 2011
Purchased Options	$(645,731)
Total	$(645,731)

Marketfield Fund
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

	Shares	Value
Annaly Capital Management, Inc.	577,000	10,068,650
Artio Global Investors, Inc.	105,000	1,696,800
Compania de Minas Buenaventura SA - ADR	146,000	6,273,620
Deutsche Bank AG(1)	112,000	6,615,840
General Motors Co.	224,000	6,950,720
Goldman Sachs Group, Inc.	65,600	10,395,632
Grupo Financiero Galicia SA - ADR	122,600	1,523,918
ICICI Bank Ltd. - ADR	296,600	14,779,578
iPath S&P 500 VIX Short-Term Futures ETN(1)(2)	120,000	3,523,200
iShares MSCI Australia Index Fund(2)	502,900	13,387,198
iShares MSCI Brazil Index Fund(2)	124,600	9,654,008
iShares MSCI Emerging Markets Index Fund(2)	682,000	33,206,580
iShares MSCI Malaysia Index Fund(2)	802,000	11,845,540
iShares MSCI South Africa Index Fund(2)	124,600	9,087,078
Itau Unibanco Holding SA - ADR	340,000	8,177,000
JPMorgan Chase & Co.	155,600	7,173,160
PowerShares DB Commodity Index Tracking Fund(2)	270,000	8,237,700
Vale SA - ADR	192,500	6,419,875
Total Securities Sold Short (Proceeds $165,329,381)		$169,016,097

(1) Foreign security.
(2) Exchange-Traded Note.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/Joseph Neuberger
Joseph Neuberger, President

Date    5/18/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Joseph Neuberger
Joseph Neuberger, President

Date   5/18/2011

By   /s/John Buckel
    John Buckel, Treasurer

Date   5/18/2011